                      SUPPLEMENT DATED JUNE 3, 2005 TO THE
                     VAN KAMPEN GOVERNMENT SECURITIES FUND

               CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES
                       PROSPECTUS DATED JANUARY 31, 2005,
                  AS PREVIOUSLY SUPPLEMENTED ON MARCH 31, 2005
                             AND THE CLASS I SHARES
                       PROSPECTUS DATED JANUARY 31, 2005,
                   AS PREVIOUSLY SUPPLEMENTED ON MAY 23, 2005

     The Prospectuses are hereby supplemented as follows:

          The section entitled "INVESTMENT ADVISORY SERVICES -- PORTFOLIO MANAGEMENT" is hereby deleted in its entirety and replaced with the following:

          PORTFOLIO MANAGEMENT. The Fund is managed by the Adviser's Taxable Fixed Income team. Current members of the team jointly and primarily responsible for the day-to-day management of the Fund's portfolio are Scott
     F. Richard and Jaidip Singh, each a Managing Director of the Adviser, and Michael Luo, an Executive Director of the Adviser.

          Mr. Richard has worked for the Adviser since 1992 and joined the team managing the Fund in 2003. Prior to 2003, Mr. Richard was a portfolio manager with the Adviser. Mr. Singh has worked for the Adviser since 1996 and joined the team managing the Fund in 2003. Prior to 2003, Mr. Singh worked in an investment management capacity with the Adviser. Mr. Luo has worked for the Adviser since 1998 and joined the team managing the Fund in 2005. Prior to 2005, Mr. Luo worked in an investment management capacity with the Adviser.

          Messrs. Richard and Singh are the lead managers of the Fund. Each member is responsible for specific sectors. All team members are responsible for the day-to-day management of the Fund and for the execution and overall strategy of the Fund.

          The composition of the team may change without notice from time to time.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                    GOVTSPT 6/05